CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 73,722	$ 62,127	$ 235,381
Prepaid expenses and other current assets	11,378	164,139	19,826
Total Current Assets	85,100	226,266	255,207
PROPERTY AND EQUIPMENT:
Office and computer equipment	141,963	141,963	132,570
General plant			17,800
Furniture and fixtures			15,951
Leasehold improvements			866
Property, plant and equipment, Gross	141,963	141,963	167,187
Less accumulated depreciation and amortization	(135,388)	(133,775)	(164,730)
Property, plant and equipment, Net	6,575	8,188	2,457
Other assets	29,981	12,161	12,161
TOTAL ASSETS	121,656	246,615	269,825
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	334,072	320,435	647,949
Accounts payable	174,370	144,763	386,294
Accrued officers payroll	645,112	521,362	529,300
Due officers and directors			16,864
Accrued expenses and other current liabilities	135,865	107,528	87,111
Total Current Liabilities	1,289,419	1,094,088	1,667,518
Long Term Liabilities
TOTAL LIABILITIES	1,289,419	1,094,088	1,667,518
STOCKHOLDERS' DEFICIT
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 14,773,204 shares in 2013 and 14,369,041 in 2012	14,773	14,369	12,854
Committed to be issued: 107,500 shares in 2012		107	365
Capital in excess of par value	25,093,620	23,996,481	20,621,545
Deficit accumulated prior to development stage commencing on October 11, 2005	(9,201,144)	(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005	(17,064,774)	(15,666,705)	(12,876,729)
Total Omagine, Inc. stockholders' deficit	(1,157,525)	(856,892)	(1,443,109)
Noncontrolling interests in Omagine LLC	(10,238)	9,419	45,416
Total Stockholders' Deficit	(1,167,763)	(847,473)	(1,397,693)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 121,656	$ 246,615	$ 269,825